Other Stock Plans	12 Months Ended
Sep. 30, 2014
Other Stock Plans [Abstract]
Other Stock Plans
OTHER STOCK PLANS
Dividend Reinvestment and Stock Purchase Plan
The Company offers a Dividend Reinvestment and Stock Purchase Plan (“DRIP”) to shareholders of record for the reinvestment of dividends and the purchase of additional investments of up to $40,000 per year in shares of common stock of the Company. Under the DRIP plan, the Company issued 7, 24,905 and 25,077 shares in 2014, 2013 and 2012, respectively. As of September 30, 2014, the Company had 366,808 shares of stock available for issuance under the DRIP Plan.
Restricted Stock Plan
The Board of Directors of the Company implemented the Restricted Stock Plan for Outside Directors (“Plan”) effective January 27, 1997. Under the Plan, a minimum of 40% of the monthly retainer fee paid to each non-employee director of Resources is paid in shares of common stock (“Restricted Stock”). The number of shares of Restricted Stock is calculated each month based on the closing sales price of Resources' common stock on the NASDAQ Global Market on the first business day of the month. The Restricted Stock issued under this Plan vests only in the case of a participant's death, disability, retirement, or in the event of a change in control of Resources. The Restricted Stock may not be sold, transferred, assigned or pledged by the participant until the shares have vested under the terms of this Plan. The shares of Restricted Stock will be forfeited to Resources by a participant's voluntary resignation during his or her term on the Board or removal for cause as a director.
The Company assumes all directors will complete their term and there will be no forfeiture of the Restricted Stock. Since the inception of the Plan, no director has forfeited any shares of Restricted Stock. The Company recognizes as compensation the market value of the Restricted Stock in the period it is issued.
The following table reflects the director compensation activity pursuant to the Restricted Stock Plan:

	2014		2013		2012
	Shares	Weighted-Average Fair Value on Date of Grant	Shares	Weighted-Average Fair Value on Date of Grant	Shares	Weighted-Average Fair Value on Date of Grant

Beginning of year balance	59,064	$13.97	54,011	$13.51	61,955	$12.81
Granted	3,780	19.37	5,053	18.93	5,327	18.23
Vested	—	—	—	—	(13,271)	12.16
Forfeited	—	—	—	—	—	—
End of year balance	62,844	$14.29	59,064	$13.97	54,011	$13.51

The fair market value of the Restricted Stock issued as compensation during fiscal 2014, 2013 and 2012 was $73,200, $95,667 and $97,133. The fair market value of the Restricted Stock vested during fiscal 2014, 2013 and 2012 is $0, $0, and $161,338, respectively.
As of September 30, 2014, the Company had 78,318 shares available for issuance under the Restricted Stock Plan. No shares of Restricted Stock were forfeited to Resources by a director during the fiscal year ended September 30, 2014.
Stock Bonus Plan
Under the Stock Bonus Plan, executive officers are encouraged to own a position in the Company’s common stock of at least 50% of the value of their annual salary. To promote this policy, the Plan provides that all officers with stock ownership positions below 50% of the value of their annual salaries must, unless approved by the Committee, receive no less than 50% of any performance bonus in the form of Company common stock. Shares from the Stock Bonus Plan may also be issued to certain employees and management personnel in recognition of their performance and service. Under the Stock Bonus Plan, the Company issued 4,098, 4,022 and 1,640 shares valued at $78,841, $72,580 and $30,763, respectively, in 2014, 2013 and 2012. As of September 30, 2014 the Company had 10,905 shares of stock available for issuance under the Stock Bonus Plan.